Note 18 - Intangible assets Sensitivity analysis in the United States Mexico and Turkey (Details)	Dec. 31, 2020 EUR (€)
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (755,000,000)	[1]
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	270,000,000	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	869,000,000	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(235,000,000)	[1]
Mexico Member [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(1,043,000,000)	[2]
Mexico Member [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	688,000,000	[2]
Mexico Member [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	1,156,000,000	[2]
Mexico Member [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(620,000,000)	[2]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	(164,000,000)	[3]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	29,000,000	[3]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	175,000,000	[3]
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate [Member]
Disclosure of sensitivity analysis for main assumptions Line Items
Discount rates applied to cash flow projections percentage	€ (26,000,000)	[3]

[1]

(*) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.

[2]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.
[3]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.